Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2019
Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2016	(499,055)	1,424,945	(315,122)	610,768
Other comprehensive income (loss) before reclassifications, net of taxes of ¥9,240 million, ¥(9,048) million, ¥(40,099) million and ¥(39,907) million	(57,926)	41,134	82,939	66,147
Reclassifications, net of taxes of ¥— million, ¥23,275 million, ¥(5,255) million and ¥18,020 million	—	(36,855)	10,373	(26,482)

Other comprehensive income (loss), net of tax	(57,926)	4,279	93,312	39,665
Less - Other comprehensive income attributable to noncontrolling interests	5,499	(12,281)	(503)	(7,285)
Equity transaction with noncontrolling interests and other	(8,626)	9,060	(2,660)	(2,226)

Balance at March 31, 2017	(560,108)	1,426,003	(224,973)	640,922
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(3,624) million, ¥38,539 million, ¥(7,568) million and ¥27,347 million	(113,942)	(72,501)	15,814	(170,629)
Reclassifications, net of taxes of ¥— million, ¥9,729 million, ¥(2,500) million and ¥7,229 million	(6,664)	(22,058)	6,501	(22,221)

Other comprehensive income (loss), net of tax	(120,606)	(94,559)	22,315	(192,850)
Less - Other comprehensive income attributable to noncontrolling interests	1,629	(2,022)	(580)	(973)
Equity transaction with noncontrolling interests and other	—	162	(11,562)	(11,400)

Balance at March 31, 2018	(679,085)	1,329,584	(214,800)	435,699
Effect of change in accounting policy	105	(1,309,725)	—	(1,309,620)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥8,703 million, ¥3,382 million, ¥25,795 million and ¥37,880 million	25,639	(6,139)	(62,288)	(42,788)
Reclassifications, net of taxes of ¥— million, ¥6,963 million, ¥(2,892) million and ¥4,071 million	1,377	(15,026)	7,452	(6,197)

Other comprehensive income (loss), net of tax	27,016	(21,165)	(54,836)	(48,985)
Less - Other comprehensive income attributable to noncontrolling interests	2,432	54	3,770	6,256

Balance at March 31, 2019	(649,532)	(1,252)	(265,866)	(916,650)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen in millions
	For the years ended March 31,			Affected line items in the consolidated statements of income
	2017	2018	2019
Foreign currency translation adjustments:
	—	(6,664)	1,377	Other income (loss), net

	—	(6,664)	1,377	Income before income taxes and equity in earnings of affiliated companies

	—	(6,664)	1,377	Net income

Unrealized gains (losses) on securities:
	(24,553)	(4,567)	1,243	Financing operations
	(3,572)	(25,247)	(22,374)	Foreign exchange gain, net
	(31,685)	(1,993)	(827)	Other income (loss), net

	(59,810)	(31,807)	(21,958)	Income before income taxes and equity in earnings of affiliated companies
	23,275	9,729	6,963	Provision for income taxes
	(320)	20	(31)	Equity in earnings of affiliated companies

	(36,855)	(22,058)	(15,026)	Net income

Pension liability adjustments:
Recognized net actuarial loss	19,432	12,914	14,029	*1
Amortization of prior service costs	(3,804)	(3,913)	(3,685)	*1

	15,628	9,001	10,344	Income before income taxes and equity in earnings of affiliated companies
	(5,255)	(2,500)	(2,892)	Provision for income taxes

	10,373	6,501	7,452	Net income

Total reclassifications, net of tax	(26,482)	(22,221)	(6,197)

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.